Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 28.3	$ 10.9	$ 119.0	$ 17.1	$ (29.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	52.0	52.5	210.2	204.9	209.4
Equity-based compensation expense	1.9	5.7	22.1	19.5	11.5
Deferred income taxes	(14.1)	(16.6)	(56.3)	(10.2)	(4.3)
Allowance for doubtful accounts	0	0.4	0	0.4	(1.3)
Amortization of deferred financing costs	3.0	5.2	13.6	15.7	18.0
Net loss (gain) on extinguishments of long-term debt	3.9	9.4	17.2	118.9	(2.0)
Realized loss on interest rate swap agreements			0	2.8	51.5
Mark to market loss on interest rate derivatives			0.9	4.2	4.7
Net loss (gain) on sale and disposals of assets			0.1	0.3	0.7
Other	0	0.7	0	(0.6)	(0.6)
Changes in assets and liabilities:
Accounts receivable	18.8	160.9	(10.4)	(183.4)	(81.5)
Merchandise inventory	(43.9)	(25.0)	7.1	(29.0)	(34.9)
Other assets	(19.6)	(22.3)	(3.8)	50.3	(61.9)
Accounts payable-trade	124.2	3.0	0.8	(19.8)	269.3
Other current liabilities	57.6	39.7	(2.1)	39.6	77.8
Long-term liabilities	(4.1)	(1.5)	(1.0)	(16.0)	(3.5)
Net cash provided by operating activities	208.0	223.0	317.4	214.7	423.7
Cash flows from investing activities:
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Cash settlements on interest rate swap agreements			0	(6.6)	(78.2)
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Proceeds from sale of assets and other			0	0	0.2
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56.0)	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0	148.0	289.0	1,295.0	770.8
Repayments of borrowings under revolving credit facility	0	(148.0)	(289.0)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40.0)	(201.0)	(201.0)	(132.0)	(16.5)
Proceeds from issuance of long-term debt	0	135.7	135.7	1,175.0	500.0
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175.0)	(518.6)
Payments of debt financing costs	0	(1.9)	(2.1)	(26.3)	(14.3)
Investment from CDW Holdings LLC			2.8	1.0	0
Net change in accounts payable-inventory financing	3.7	(74.0)	(29.5)	250.5	3.2
Repurchase of common shares	(0.1)	(0.3)	(0.7)	(0.4)	0
Principal payments under capital lease obligations			0	0	(0.6)
Net cash used in financing activities	(89.5)	(278.4)	(338.0)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62.0)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88.0
Cash and cash equivalents - end of period	147.1	36.5	37.9	99.9	36.6
Supplementary disclosure of cash flow information:
Interest paid, including cash settlements on interest rate swap agreements	(16.2)	(16.3)	(302.7)	(332.9)	(377.0)
Taxes refunded (paid), net	(1.7)	(0.3)	(123.2)	20.9	(48.0)
Non-cash investing and financing activities:
Capital expenditures accrued in accounts payable-trade			$ 0.5	$ 1.1	$ 0